Financial instruments - fair values and risk management - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 154,108	€ 149,716
Impairment loss allowance	154,108	149,716
RCF
Disclosure of detailed information about financial instruments
Undrawn borrowing facilities	220,000	220,000
Future annual interest expense	€ 1,840	1,840
Credit risk
Disclosure of detailed information about financial instruments
Percentage of sales in functional currency	70.00%
Credit risk | Contract assets
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 123,900	94,700
Impairment loss allowance	123,900	94,700
Credit risk | Contract assets | Accumulated impairment
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	(400)	(1,100)
Impairment loss allowance	(400)	€ (1,100)
Interest rate risk | Facility B | Senior Facilities Agreement
Disclosure of detailed information about financial instruments
Estimated interest expense for the forthcoming year	1,800
Interest rate risk | RCF | Senior Facilities Agreement
Disclosure of detailed information about financial instruments
Notional amount	€ 220,000
Less Than or Equal to Three | RCF
Disclosure of detailed information about financial instruments
Leverage ratio	3	3
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract | Currency risk | US Dollars
Disclosure of detailed information about financial instruments
Foreign currency exposure net liability asset	€ 500,400	€ 543,500
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract | Currency risk | Great Britain Pounds
Disclosure of detailed information about financial instruments
Foreign currency exposure net liability asset	€ 204,800	€ (143,000)
No Customer
Disclosure of detailed information about financial instruments
Concentration of revenue percentage	10.00%	10.00%	10.00%